Trade receivables, net (Tables)	12 Months Ended
Dec. 31, 2025
Trade receivables, net
Schedule of Trade receivables, net

	December 31,
	2025	2024

Trade receivables	$459	$1,379
Less: allowance for expected credit losses	(3)	(243)
Total trade receivables, net	$456	$1,136

Schedule of movement of the provision for trade receivables

	For the years ended December 31,
	2025	2024
Balance as of January 1	$243	$—
Provisions for doubtful accounts	3	243
Reversal for doubtful accounts	(60)	—
Write offs	(184)	—
Changes due to foreign exchange	1	—
Balance as of December 31	3	243